Expense Example - VIPFundsManagerFunds-ServiceService2ComboPRO - VIPFundsManagerFunds-ServiceService2ComboPRO - VIP FundsManager 70% Portfolio	Apr. 29, 2023 USD ($)
VIP FundsManager 70% Portfolio - Service Class
Expense Example:
1 year	$ 80
3 years	260
5 years	479
10 years	1,110
VIP FundsManager 70% Portfolio - Service Class 2
Expense Example:
1 year	95
3 years	307
5 years	560
10 years	$ 1,284